Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	Other
Period End Date		dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name		dei_EntityRegistrantName	American Independence Funds Trust
CIK		dei_EntityCentralIndexKey	0001324443
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Aug. 25, 2015
Effective Date		dei_DocumentEffectiveDate	Aug. 25, 2015
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
Rx Dynamic Stock Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Rx Dynamic Stock Fund FUND SUMMARY – Rx DYNAMIC STOCK FUND
Investment objective:		rr_ObjectiveHeading	Investment Objective.
Investment objective		rr_ObjectivePrimaryTextBlock	The Rx Dynamic Stock Fund’s (the “Fund’) investment objective is to provide investors with long-term capital appreciation.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 65 of the Fund’s Prospectus.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2016
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2014, the Fund’s portfolio turnover rate was 226% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	226.00%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund seeks long-term capital appreciation by using a value oriented approach to selecting stocks by identifying stocks that it considers undervalued (i.e., priced less than their real worth). Under normal market conditions, the Fund intends to invest in the following manner:

• At least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in common and/or preferred stocks of U.S. companies;

• At least 65% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in such stocks issued by companies with large market capitalizations (over $5 billion) at the time of purchase and up to 35% of its total assets in companies with small- to mid-sized market capitalizations;

• Up to 20% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in common and/or preferred stock of foreign companies, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”);

• The Fund may engage in hedging through the use of put and call options and written covered put and call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options); and

• The Fund may also invest in securities that are convertible into common stock and preferred stock.

Main types of securities in which the Fund may invest:

• Common stocks of companies traded on major stock exchanges

• Preferred stocks

• Convertible bonds rated investment grade or higher with a maturity between 1-30 years

• Short-term money market securities, including cash, money market mutual funds and Treasury Bills

• Derivative Instruments (consisting of exchange-traded options)

• Exchange-traded funds (“ETFs”) and other investment companies, including inverse ETFs; to the extent the Fund invests in ETFs and other investment companies the Fund will bear the proportionate share of the underlying expenses of the ETF or other investment company

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money by investing in the Fund. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially more difficult to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than large ones.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests primarily in value stocks, its performance may lag when growth stocks outperform value stocks. An undervalued stock may decrease in price or may not increase in price as anticipated if other investors fail to recognize the company’s value or the factors that the Adviser believes will cause the stock price to increase do not occur.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

Options Risk. The Adviser may use a number of option strategies. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

With certain exceptions, exchange listed options on individual securities are generally settled by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. The Fund's ability to close out its position as a purchaser or seller of a listed put or call option is dependent, in part, upon the liquidity of the option market.

ETF and Other Investment Company Risk. The following are various types of risks to which the Fund is subject based on certain types of ETFs, closed end funds and other investment companies it may invest in;

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in the related securities. Shareholders will indirectly bear the proportionate fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values (“NAV”). In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Inverse and Leveraged ETF Risks. These ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises. Because inverse and leveraged ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. The NAV and market price of leveraged or inverse ETFs is usually more volatile than the value of the tracked index or of other ETFs that do not use leverage.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

May Lose Money		rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance, Narrative		rr_PerformanceNarrativeTextBlock

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of the Fund’s benchmark, the Russell 1000 Value Index. From January 21, 1997 through March 1, 2007 the Fund was managed by Barrow, Hanley, Mewhinney & Strauss, Inc.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class Shares and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.americanindependence.com or by calling the Fund at 1-888-266-8787.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of the Fund’s benchmark, the Russell 1000 Value Index.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.americanindependence.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Rx DYNAMIC STOCK FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads		rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class Shares and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing		rr_BarChartClosingTextBlock
Best quarter:	19.43%	Q3 2009
Worst quarter:	(22.26)%	Q4 2008

Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.43%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.26%)
Performance Table:		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2014
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Returns for Class A shares and Class C shares reflect the deduction of sales loads.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares and Class C shares, which are not shown, will vary from those shown for Institutional Class shares.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A shares and Class C shares reflect the deduction of sales loads. After-tax returns for Class A shares and Class C shares, which are not shown, will vary from those shown for Institutional Class shares.

Rx Dynamic Stock Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FMGRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.46%
Fee Waivers and Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	rr_NetExpensesOverAssets	1.17%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 119
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	433
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	770
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,721
2005		rr_AnnualReturn2005	6.41%
2006		rr_AnnualReturn2006	15.79%
2007		rr_AnnualReturn2007	10.43%
2008		rr_AnnualReturn2008	(27.11%)
2009		rr_AnnualReturn2009	31.19%
2010		rr_AnnualReturn2010	15.55%
2011		rr_AnnualReturn2011	(3.97%)
2012		rr_AnnualReturn2012	15.81%
2013		rr_AnnualReturn2013	31.36%
2014		rr_AnnualReturn2014	4.94%
1 Year		rr_AverageAnnualReturnYear01	4.94%
5 Years		rr_AverageAnnualReturnYear05	12.11%
10 Years		rr_AverageAnnualReturnYear10	8.71%
Rx Dynamic Stock Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	IFCSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	[2]	rr_DistributionAndService12b1FeesOverAssets	0.39%
Other Expenses		rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.85%
Fee Waivers and Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	rr_NetExpensesOverAssets	1.56%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 726
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,100
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,498
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 2,607
1 Year		rr_AverageAnnualReturnYear01	(1.45%)
5 Years		rr_AverageAnnualReturnYear05	10.45%
10 Years		rr_AverageAnnualReturnYear10	7.64%
Rx Dynamic Stock Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FMGCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	[3]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.46%
Fee Waivers and Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	rr_NetExpensesOverAssets	2.17%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 323
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	739
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,284
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 2,774
1 Year		rr_AverageAnnualReturnYear01	3.35%
5 Years		rr_AverageAnnualReturnYear05	10.99%
10 Years		rr_AverageAnnualReturnYear10	8.00%
Rx Dynamic Stock Fund | - Return After Taxes on Distributions | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(12.87%)
5 Years		rr_AverageAnnualReturnYear05	5.49%
10 Years		rr_AverageAnnualReturnYear10	4.93%
Rx Dynamic Stock Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.58%
5 Years		rr_AverageAnnualReturnYear05	7.76%
10 Years		rr_AverageAnnualReturnYear10	6.18%
Rx Dynamic Stock Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	7.30%

[1]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2016 in order to keep the Total Annual Fund Operating Expenses to 1.16%, 1.55% and 2.16% of the Fund's average net assets for Institutional Class shares, Class A shares and Class C shares, respectively. The contractual expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board.
[2]	The Board of Trustees (the "Board") has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A shares. In addition, the Board has approved a Shareholder Services Plan for Class A shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing only 0.14% of the distribution fee and is assessing the full 0.25% shareholder servicing fee.
[3]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.